UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended September 30, 2004

If amended report check here:      |_|        Amendment Number: __
   This Amendment (Check only one):                     |_| is a restatement
                                                        |_| adds new holding
                                                            entries.

Institutional Investment Manager Filing this Report

Name:           THAMES RIVER CAPITAL (UK) LIMITED
Address:        51 Berkeley Square
                London, England W1 5BB

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:           Loudon Greenlees

Title:          Chief Financial Officer

Phone:          +44 20 7360-1200


Signature, Place, and Date of Signing:

/s/ Loudon Greenlees         London, England          11 November 2004
---------------------        ----------------         ----------------
 [Signature]                [City, State]              [Date]



Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  US$161.9 million


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                    FORM 13F

                                INFORMATION TABLE

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                                                        VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP       (x$1000)  PRN AMT  PRN   CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

AMERICA MOVIL-ADR
  SERIES L                ADR               02364W105     1,452      37,200      N/A    Y            N           Y
ANGLO AMERICAN PLC-
  UNSP ADR                ADR               03485P102       121       5,000      N/A    Y            N           Y
ANGLOGOLD ASHANTI-
  SPON ADR                ADR               035128206       202       5,200      N/A    Y            N           Y
AU OPTRONICS CORP-ADR     ADR               002255107       125      10,000      N/A    Y            N           Y
BANCO BRADESCO-
  SPONSORED ADR           ADR               059460303     2,740      52,000      N/A    Y            N           Y
BANCO ITAU HOLDING
  FIN-ADR                 ADR               059602201       638      11,500      N/A    Y            N           Y
CEMEX SA -SPONS ADR
  PART CER                ADR               151290889     1,099      39,048      N/A    Y            N           Y
CHECK POINT SOFTWARE TECH Common Stock      M22465104       720      42,400      N/A    Y            N           Y
CHINA MOBILE HK LTD-SP
  ADR                     ADR               16941M109       872      57,000      N/A    Y            N           Y
CHINA PETROLEUM & CHEM-
  ADR                     ADR               16941R108       862      21,000      N/A    Y            N           Y
CHINA TELECOM CORP LTD-
  ADR                     ADR               169426103       388      12,000      N/A    Y            N           Y
CHUNGHWA TELECOM CO LTD-
  ADR                     ADR               17133Q205     1,532      87,000      N/A    Y            N           Y
CNOOC LTD-ADR             ADR               126132109       268       5,100      N/A    Y            N           Y
BRASIL DISTR PAO ACU-SP
  ADR                     ADR               20440T201     2,519     126,000      N/A    Y            N           Y
COMPANHIA DE BEBIDAS-PR
  ADR                     ADR               20441W203     3,259     145,500      N/A    Y            N           Y
CIA VALE DO RIO DOCE-SP
  ADR                     ADR               204412100    11,800     613,000      N/A    Y            N           Y
CIA DE MINAS
  BUENAVENTUR-ADR         ADR               204448104       166       7,000      N/A    Y            N           Y
EMPRESA NAC ELEC-CHIL-SP
  ADR                     ADR               29244T101     1,256      80,100      N/A    Y            N           Y
GOLDEN TELECOM INC        Common Stock      38122G107    10,476    -367,200      N/A    Y            N           Y
GRUPO AEROPORTUARIO
  SUR-ADR                 ADR               40051E202     1,448      65,500      N/A    Y            N           Y
GRUPO TELEVISA SA-SPONS
  ADR                     ADR               40049J206     3,074      58,300      N/A    Y            N           Y
ICICI BANK LTD-SPON ADR   ADR               45104G104     2,695    -195,300      N/A    Y            N           Y
ISHARES MSCI BRAZIL       ETF               464286400     1,854    -100,000      N/A    Y            N           Y
KOOKMIN BANK-SPON ADR     ADR               50049M109     3,556     -81,530      N/A    Y            N           Y
MATAV RT-SPONSORED ADR    ADR               559776109    14,912    -562,050      N/A    Y            N           Y
MOBILE TELESYSTEMS-SP ADR ADR               607409109    41,634     287,148      N/A    Y            N           Y
VIMPELCOM-SP ADR          ADR               68370R109    18,104     166,400      N/A    Y            N           Y
PETROLEO BRASILEIRO
  S.A.-ADR                ADR               71654V408       859      24,356      N/A    Y            N           Y
PETROLEO BRASILEIRO
  S.A.-ADR                ADR               71654V101     8,239     258,100      N/A    Y            N           Y
POSCO-ADR                 ADR               693483109     5,348     141,300      N/A    Y            N           Y
SATYAM COMPUTER
  SERVICES-ADR            ADR               804098101        23      -1,000      N/A    Y            N           Y
SILICONWARE
  PRECISION -ADR          ADR               827084864       572     169,600      N/A    Y            N           Y
SK TELECOM CO LTD-ADR     ADR               78440P108     6,224     320,000      N/A    Y            N           Y
TELE NORTE LESTE PART-ADR ADR               879246106     6,561     495,900      N/A    Y            N           Y
TELEFONOS DE MEXICO-SP
  ADR L                   ADR               879403780     3,805     117,900      N/A    Y            N           Y
TEVA PHARMACEUTICAL-SP
  ADR                     ADR               881624209     2,515      96,900      N/A    Y            N           Y




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